Divestiture of Subsidiary - Additional Information (Detail) (USD $)	9 Months Ended	1 Months Ended
	Sep. 30, 2013	May 31, 2013 2GIG Sale [Member]	Apr. 01, 2013 2GIG Sale [Member]
Schedule Of Sale And Divestiture Of Business [Line Items]
Adjusted net sale price	$ 148,871,000		$ 148,871,000
Outstanding borrowings under revolving credit facility			44,000,000
Distribution of dividend from proceeds to stockholders		$ 60,000,000